UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

                                      and
THE INVESTMENT COMPANY ACT OF 1940
X


THE POLARIS FUND, INC.       (Exact Name of Registrant as Specified in Charter)
444 West Ocean Blvd, Suite #1404 Long Beach CA. 90802 (Address of Principal Executive Offices)

877-226-7780                              	(Registrants Telephone Number)

Marcus B. Crawshaw    444 West Ocean Blvd, Suite #1404 Long Beach CA. 90802
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filing pursuant to paragraph (a)(1)


Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount
                                                                         of
  being Registered       Registered      Offering      Aggregate
                                                                     Registra-
                                          Price      Offering Price   tion Fee
THE POLARIS FUND, INC.                       *
 Common Stock $.01       500,000      	$10.00        $5,000,000      $633.50
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                                      - i -



INVESTMENT ADVISER:

Crawshaw Capital Management, LLC.
444 West Ocean Blvd, Suite #1404
Long Beach, CA. 90802



INDEX:

RISK/RETURN SUMMARY
 Fund Investment Objectives/Goals ... 2
 Principal Investment Strategies .... 2
 Principal Investment Risks ......... 2
 Risk/Return Bar Chart & Table ...... 2

FEES & EXPENSES ..................... 3
OBJECTIVES, STRATEGIES & RISKS                     THE POLARIS FUND, INC.
 Investment Objectives .............. 3
 Principal Investment Strategies .... 3
 Risks .............................. 4
FUND PERFORMAMCE .................... 4                  Prospectus
MANAGEMENT .......................... 4                XXXXX  XX, 2004
CAPITAL STOCK ....................... 6
SHAREHOLDER INFORMATION  ............ 6
PURCHASES & REDEMPTIONS
 Purchase of Shares ................  6
 Redemption of Fund Shares .........  7   Like all mutual funds, the Securities
DIVIDENDS & DISTRIBUTIONS ........... 7   & Exchange Commission has not
approved
TAX CONSEQUENCES .................... 8   or disapproved the security offered
DISTRIBUTION ARRANGEMENTS .........   7   in this Prospectus and has not passed
FINANCIAL HIGHLIGHTS ..............   7   upon the accuracy or adequacy of this
WHERE TO GO FOR MORE INFORMATION ..   8   Prospectus.   Any representation  to
WHY YOU SHOULD READ THIS PROSPECTUS . 8   the contrary is a criminal offence.










                              RISK/RETURN SUMMARY

                      Fund Investment Objectives/Goals
The Fund seeks to provide capital appreciation through investment in common stocks.

                        Principal Investment Strategies
Security selections recommended by our Investment Advisor are based on the theory of Economic Profit (EP). This theory focuses on a company's ability to consistently produce a Return on Capital (ROC) that is greater than its Cost of Capital (COC). The Advisor also recommends companies that either lead or are in the process of becoming leaders in their fields of endeavor. On occasion, companies will be recommended because research and discussions with management indicate that the stock price appears to be significantly undervalued.

                           Principal Investment Risks
Narrative Risk Disclosure: The Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to under perform other Funds with similar investment objectives.

Temporary Defensive Position: The Fund may invest in large amounts of money market securities to defend capital during such times when stocks appear to be over valued by the Investment Advisor's standards. These investment decisions made by the Advisor to defend capital may reduce shareholder potential profits in extended periods of rising common stock prices.

Non-diversification Policy: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the Fund may be more susceptible to a single negative economical or regulatory occurrence. The Fund seeks only enough diversification in its security selections to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.



RISK/RETURN BAR CHART AND TABLE

Although past performance is no guarantee of future performance, historical performance can demonstrate how returns have varied over time and, therefore, may give some indication of the risk associated with investing in the Fund. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has returns of less than one year. Fund will provide a Risk/Return Bar Chart and Data table when enough data is available.





                                      -2-

FEES AND EXPENSE

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder Fees (fees paid directly from your investment):
        Maximum Sales Charge (Load) Imposed on Purchases:           None
        Maximum Deferred Sales Charge (Load):                       None
        Maximum Sales Charge (Load) on Reinvested Dividends:        None
        Redemption Fee:                                             None
        Exchange Fee:                                               None

    Annual Fund Operating Expenses (expenses deducted from Fund assets):
        Management Fees:                                            1.00%
        Distribution (and/or Service) (12b-1) Fees:                 none
        Other Expenses1:                                             0.35%
            Total Annual Fund Operating Expenses:                   1.35%

1 Because the Fund is recently organized and has no historical expense data, "Other Expenses" are based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual may be higher or lower, based on these assumptions your costs would be:

1 year          3 years			5 years		       10 years
$ 139           $ 431			$747			$1,639



                       OBJECTIVES, STRATEGIES, AND RISKS

                              Investment Objectives
The Fund seeks to provide capital appreciation through investment in common stocks. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation. The investment objective of the Fund may be changed without shareholder approval.

                         Principal Investment Strategies
Security Selection Criteria: As stated in the section Principal Investment Strategies on page 2, Security selections recommended by our Investment Advisor are based on the theory of Economic Profit (EP). This theory focuses on a company's ability to consistently produce a Return on Capital (ROC) that is greater than its Cost of Capital (COC). The Advisor also recommends companies that either lead or are in the process of becoming leaders in their fields of endeavor. On occasion, companies will be recommended because additional research and discussions with management indicate that the stock price appears to be significantly undervalued.

                                      -3-


Portfolio Turnover Policy: The Fund does not propose to purchase securities for short-term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

In volatile markets, the Fund may engage in short-term trading (selling securities within a year of purchase) in response to rapidly changing market and particular security conditions. This would affect the taxes the shareholders would have to pay in that the profits, if any, would be treated as ordinary income rather than the lower rate on long-term capital gains.

                                    Risks
As said under Narrative Risk Disclosure on page 2, the Fund's total return, like stock prices generally, goes up and down such that an investor may lose money over short and even long periods of time. The Fund is also subject to manager risk, which is the chance that, in spite of Fund investment strategies, poor security selection will cause the Fund to under perform other Funds with similar investment objectives.

Who may invest: Investors who are seeking potential long-term appreciation and are willing to own stocks in a portfolio selected and managed by the Fund's investment adviser. In addition, investor's should be willing and able to accept potential additional volatility due to the limited number of holdings of the Fund.

Who should not invest: Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

                                MANAGEMENT

Investment Adviser: Crawshaw Capital Management, LLC. (CCM) is a California Limited Liability Company located at 444 W. Ocean Boulevard Suite #1404, Long Beach CA. that acts as the Investment Adviser of the Fund. Marcus Crawshaw, Adam Crawshaw, and Jason Crawshaw are CCM's co-founders and act as co-portfolio managers collectively providing investment advice to the Fund. Marcus Crawshaw also holds the position of President of the Fund. Although CCM manages the day-to-day operations of the Fund, its only remuneration comes from receipt of the management fee earned by CCM for investment advice.

Jason, Adam and Marcus Crawshaw have been managing investment portfolios for the past two years for the individual clients of Crawshaw Capital Management, LLC. In addition, Jason and Marcus have been managing the investment partnership, TWG Holdings, LLC, for the past eight years utilizing the same principal investment strategy outlined in this prospectus. Prior to 2003, TWG Holdings, LLC was managed on a pro bono basis.

Jason is the co-founder of Crawshaw Capital Management, and has been in the financial services industry for twelve years. Having begun his career in public accounting with the Deloitte & Touche Financial Services Division, he

                                      -4-
moved into private industry in 1994 where he spent five years with Farmers Insurance Group's Finance operation, specializing in securities analysis and reporting. Upon leaving the Finance operation, he served as Chief Financial Officer for FFS Holding, LLC, the parent company of Farmer's NASD registered broker-dealer, for which he was also the Financial and Operations Principle. After serving in the U.S. Air Force, Jason attended Loyola Marymount University in Los Angeles, where he graduated cum laude in 1992 with a Bachelor of Science degree in Accounting.

Adam is a 1995 graduate of California State University, Dominguez Hills, where he graduated with a Bachelor of Science degree in Finance. While in college, Adam participated in numerous empirical studies involving the historical returns of both the stock market and the options market. Adam spent the better part of ten years with The Vons Companies, Inc., with the last five in a supervisory capacity. While with Vons, his responsibilities included the handling of all bookkeeping/accounting duties. In February 2000, he found a new career challenge when he was hired as the Controller for L.A. Convention 2000 ("LA2000"), the organization responsible for funding the 2000 Democratic National Convention ("DNC").

Marcus is co-founder of Crawshaw Capital Management and has been in the financial services industry for eight years. Born in 1971 and a California native, Marcus spent his collegiate years at Loyola Marymount University in Los Angeles where he focused on Entrepreneurship, primarily through the Southern California Entrepreneurship Academy. Upon completing his Bachelor of Arts degree in Business Administration (with a Finance emphasis) in 1994, Marcus went to work as a systems analyst and then financial analyst with TRW, Inc. In 1997 he became a Senior Financial Analyst with Booz Allen & Hamilton in New York City, where he was responsible for the financial analysis, research and reporting for the Consumer Engineering Products Group. Two years later, Marcus transferred to the consulting firm of Jefferson Wells International in Los Angeles, where he worked as a Senior Financial Consultant on in the Finance and Accounting division.

On XXXXX XX, 2004 the shareholders of the Fund approved a management and advisory contract with CCM. This Agreement will continue on a year-to-year basis provided approval is voted on, at least annually, by the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: CCM will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The Agreement may be terminated at any time, without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to CCM. In the event of its assignment, the Agreement will terminate automatically. The Fund's officers and directors are empowered at any time to reject or cancel CCM's advice. For these services the Fund has agreed to pay to CCM a fee of 1% per year on the net assets of the Fund. This fee is computed on the average daily closing net asset value of the Fund and is payable monthly. CCM would forgo sufficient fees to hold total expenses of the Fund to less than 1.35% of its total assets.

-5-
Expense Sharing: CCM will pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor. Fees, if any, of the custodian, registrar, transfer agent or record keepers shall also be paid by CCM. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, and the expense of operating its offices. CCM may perform clerical services upon request on a pro bono basis. CCM has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


                                 CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative. Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares cannot elect any person as a director.


SHAREHOLDER INFORMATION

Pricing of Fund Shares
When and How do We Price: The net asset value of the Fund's shares is determined as of the close of each business day the New York Stock Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding.

Market Value of Securities: The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations maturing in less than 61 days) is valued at fair market value as determined in good faith by the Board of Directors.


PURCHASES & REDEMPTIONS

Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund

-6-
Shares". The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interest of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. The minimum purchase of shares is $500 that is due and payable three business days after the purchase date. Less may be accepted under special circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

Redemption of Fund Shares
Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder that tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates had been issued. In either case, proper endorsements guaranteed, either by a national bank or a member firm of the New York Stock Exchange, will be required unless the shareholder is known to management.

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption. The difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Redemption Payment: Payment of the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practical. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


                        DIVIDENDS & DISTRIBUTIONS

Re-Investments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at the net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.




                                      -7-
                            TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Funds assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of any net long-term capital gains realized by the Fund in 2004 will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Federal Withholding: The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.

FINANCIAL HIGHLIGHTS
In the future, Fund will provide financial highlights, including Per Share data and Supplemental Data in this section when enough data is available.

                       WHERE TO GO FOR MORE INFORMATION


You will find more information about the The Polaris Fund, Inc. in the following documents:

Statement of Additional Information (SAI) The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the period presented. In addition, market conditions and Fund strategies that affected the Fund's performance are discussed.
                                      -8-



There are Two Ways to Get a Copy of One or More of These Documents:

1. Call or write for one, and a copy will be sent without charge.

The Polaris Fund, Inc.
444 West Ocean Blvd. Suite #1404
Long Beach, CA  90802
1-877-226-7780

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the Securities and Exchange Commission at 1-800-SEC-0330 for room hours and operation. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609 or by electronic request at the E-Mail address publicinfo@sec.gov

           Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.


                     WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future references.



              THE POLARIS FUND, INC. - SEC file number XXX-XXXXX

















                                      -9-



THE POLARIS FUND, INC.
444 Ocean Blvd. Ste 1404
Long Beach, CA.   90802
877-226-7780


                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                               XXXX XX, 2004

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated XXXX XX, 2004. To obtain the Prospectus, you may write the Fund or call the telephone number above.

                               TABLE OF CONTENTS
  FUND HISTORY ............................................................. 1
  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
    Classification ..........................................................1
    Investment Strategies and Risks ........................................ 1
    Fund Investment Restrictions ........................................... 1
    Temporary Defensive Position and Portfolio Turnover .................... 2
  MANAGEMENT OF THE FUND
    Board of Directors ..................................................... 2
    Management Information ................................................. 2
    Compensation and Sales Loads ........................................... 3
  CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    Control Persons ........................................................ 3
    Principal Holders ...................................................... 4
    Management Ownership ................................................... 4
  INVESTMENT ADVISORY AND OTHER SERVICES
    Investment Adviser ..................................................... 4
    Principal Underwriter................................................... 4
    Third Party Payments and Service Agreements ............................ 4
    Other Investment Advice ................................................ 4
    Dealer Reallowances and Other Services ................................. 4
  BROKERAGE ALLOWANCES AND OTHER PRACTICES
    Brokerage Transactions ................................................. 4
    Commissions ............................................................ 5
    Brokerage Selection .................................................... 5
  CAPITAL STOCK AND OTHER SECURITIES ....................................... 5
  PURCHASE, REDEMPTION, AND PRICING OF SHARES
    Purchase of Shares ..................................................... 5
    Fund Reorganizations ................................................... 5
    Offering Price and Redemption in Kind .................................. 5
  TAXATION OF THE FUND ..................................................... 5
  UNDERWRITERS OF THE FUND ................................................. 5
  CALCULATION OF PERFORMANCE DATA .......................................... 6
  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES ....... 6
  FINANCIAL STATEMENTS
  INDEPENDENT AUDITORS REPORT ..........................;................... 6
  SCHEDULE OF INVESTMENTS - XXXXXXXX XX, 2004..............................  6
  STATEMENT OF ASSETS AND LIABILITIES  XXXXXXXXX XX, 2004................... 6
  STATEMENT OF OPERATIONS  YEAR ENDED XXXXXXXXX XX, 2004.................... 6
  STATEMENT OF CHANGES IN NET ASSETS  YEARS ENDED XXXXXX XX, 2004........... 6
  NOTES TO FINANCIAL STATEMENTS  XXXXXXXX XX, 2004 ......................... 6


FUND HISTORY


THE POLARIS FUND, INC. (also referred to as the "Fund") was incorporated in California on January 10, 2004. The Fund's registered office is in Long Beach, CA.; mail may be addressed to P.O. Box 32414, Long Beach, CA 90832.


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                  Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                          Investment Strategies and Risks
All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

                            Fund Investment Restrictions
Investment restrictions were selected to aid in maintaining the conservative nature of the Fund. The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

n)	Sell senior securities
b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
c) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
d) Invest over 25% of its assets at the time of purchase in any one industry.
e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
g) Sell securities short.
h) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers
commissions.
n)	Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
j) Invest in companies for the purpose of acquiring control.

-1-
k) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Advisor owning individually more than of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
l) Pledge, mortgage or hypothecate any of its assets.
m) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
n) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.


                  Temporary Defensive Position & Portfolio Turnover
Why and how the Fund assumes defensive positions expectations of the amount and effect of portfolio turnover are discussed on page 2 of our Prospectus.


                           MANAGEMENT OF THE FUND

                             Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Investment Adviser to provide investment advice (See Investment Adviser, pg 5 of the Prospectus). It meets six times a year to review Fund progress & status.

                            Management Information
Officers and Directors of the Fund: Their addresses and principal occupations during the past five years are:


 Name, Address     Position in  Term  of Office  Principal    #  of     Other
   and Age           the Fund    and Length of   Occupation   Funds     Funds
                                  Time Served    Past Five   Overseen  Where He
                                                    Years       by     Acts  as
                                                             Director  Director

Interested Officers and Directors
Marcus B. Crawshaw  President   Elected for 1    Financial      1        None
				year, Served     Consultant
                                since XXX
                                XX, 2004

Adam W. Crawshaw    Secretary  Elected for 1     Financial      1        None
			       year, Served       Analyst
                               since XXX XX,
                               2004


Jason C. Crawshaw   Treasurer  Elected for 1   CFO/Consultant   1        None
				year, Served
				since XXX
				XX, 2004


Independent Directors
Bill Butier         Director   Elected for 1 	Accountant	1	None
			       year, Served
				since XXX
				XX, 2004

Phil Mancini	    Director   Elected for 1   Jr. College 	1	None
				year, Served 	Professor
				since XXX
				XX, 2004

Albert Lau	    Director   Elected for 1 	Accountant	1	None
			       year, Served
				since XXX
				XX, 2004

Nick Pantuso	    Director   Elected for 1 	Consultant	1	None
				year, Served
				since XXX
				XX, 2004

Dennis Lane	    Director   Elected for 1 	Technical 	1	None
				year, Served 	Salesman
				since XXX
				XX, 2004

Lou Mardesich	    Director   Elected for 1 	Elementary	1	None
				year, Served 	School
				since XXX 	Principal
				XX, 2004

John Russell	    Director	Elected for 1	Airline		1	None
				year, Served	Pilot
				since XXX XX,
				2004

Interested Officers and Directors
Jason Crawshaw, Adam Crawshaw, Marcus Crawshaw

Independent Directors
Bill Butier, Phil Mancini, Albert Lau, Nick Pantuso, Dennis Lane, Lou Mardesich John Russell



                          Compensation and Sales Load
To date, there has been no payments made to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee. There are no sales loads whatsoever.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                 Control Persons
There are no companies or persons that control the Fund. The Fund is controlled by its Board of Directors and run by its officers, which are chosen by the Board.
                                      -3-

                                Principal Holders
STATE THE NAME, ADDRESS, AND % OF OWNERSHIP OF EACH PERSON WHO OWNS OF RECORD OR IS KNOWN BY THE FUND TO OWN BENEFICIALLY 5% OR MORE OF ANY CLASS OF THE FUND'S OUTSTANDING EQUITY SHARES.

TWG HOLDINGS, LLC  444 w. Ocean Blvd, #1404, Long Beach, CA 90802      100%
                              Management Ownership
STATE THE PERCENTAGE OF THE FUND'S EQUITY SECURITIES OWNED BY ALL OFFICERS, DIRECTORS, AND MEMBERS OF ANY ADVISORY BOARD OF THE FUND AS A GROUP. IF THE AMOUNT OWNED BY DIRECTORS AND OFFICERS AS A GROUP IS LESS THAN 1% OF THE CLASS, PROVIDE A STATEMENT TO THAT EFFECT.

TWG HOLDINGS, LLC  444 w. Ocean Blvd, #1404, Long Beach, CA 90802      100%



                    INVESTMENT ADVISORY AND OTHER SERVICES

                              Investment Adviser
Crawshaw Capital Management, LLC acts as the Investment Adviser to the Fund for a fee of 1% of the average monthly Fund assets. Adviser also acts as the Fund's shareholder transfer agent and provides adviser personnel to perform clerical services, both on a pro bono basis. It is responsible for conducting a continuous review of the portfolio to provide recommendations as to when and to what extent securities should be purchased or sold.

                               Principal Underwriter
The Investment Adviser acts in the capacity of the Fund's Underwriter.

                     Third Party Payments and Service Agreements
There are no third party payments of any kind or service agreements with any organization or individual other than the Investment Adviser as described in the previous paragraph.

                            Other Investment Advice
There are no individuals or organizations receiving remuneration from the Investment Adviser or the Fund for providing investment advice except brokers that receive competitive commissions on the purchase and sale of the Fund's securities.

                      Dealer Re-allowances and Other Services
There are no dealer re-allowances, Rule 12b-1 plans, paid advertising, compensation to underwriters or broker dealers, sales personnel or interest, carrying or other finance charges. The Fund sends Prospectuses when it receives unsolicited requests and intends to hire TrustStar to allow Crawshaw Capital Management, LLC to act in its name as custodian for Fund IRA shareholders


                     BROKERAGE ALLOCATION AND OTHER PRACTICES

                              Brokerage Transactions
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the most favorable price.

                                   Commissions
The Fund has no other fixed policy, formula, method, or criteria it uses in allocating brokerage business to firms furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                                Brokerage Selection
The Fund will place all orders for purchase & sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.



                      CAPITAL STOCK AND OTHER SECURITIES
Capital stock and other securities are discussed at length in our Prospectus under the Section Capital Stock on Page 6.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Purchase of Fund shares is discussed at length in the section entitled Purchase of Fund Shares on page 6 of our Prospectus.

                            Fund Reorganizations
The Fund was incorporated in California on January 16, 2004. There have been no other reorganization efforts to date.

                   Offering Price and Redemption in Kind
The Fund always trades at the net asset value. That means that the offering and redemption prices are always the same. Details about the offering price are given in the section entitled Pricing of Fund shares on page 6 of our Prospectus. Redemption in kind is discussed in the section Redemption of Shares on page 7 of our Prospectus.

                            TAXATION OF THE FUND

Taxation of the Fund is discussed in the section Tax Consequences on page 8 of our Prospectus.


                          UNDERWRITERS OF THE FUND
The Investment Adviser is a registered transfer agent and handles all Fund share purchases and redemptions. There are no direct shareholder charges for these services but the Fund is charged for supplies and postage. Stock certificates will not be issued unless specifically asked for. All shareholder holdings are maintained in book form.

                       CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: Not applicable as this is the 1st year of existence for the Fund. Fund will provide Performance Data table when enough data is available.


        DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORFOLIO SECURITIES

Fund management attempts to vote on proxies received from securities held in favor of the security shareholders. There are no voting agreements or arrangements with any other parties. Fund shareholders may determine how the Fund voted on any issue by calling 1-877-226-7780 or checking the Securities & Exchange web site given on the back page of our Prospectus.











                          INDEPENDENT AUDITOR'S REPORT
Audit report will be provided following completion of audit.


STATEMENTS AND SCHEDULES

Statements and Schedules will be provided after audit is completed, prior to offering to the public.

FORM N-1A
                          PART C - OTHER INFORMATION



                 Contents                                           Page #

      1.  Financial Statements & Exhibits ............................. 1

      2.  Control Persons ............................................. 1

      3.  Number of Shareholders ...................................... 1

      4.  Indemnification ............................................. 1

      5.  Activities of Investment Advisor ............................ 1

      6.  Principal Underwriters ...................................... 1

      7.  Location of Accounts & Records .............................. 1

      8.  Management Services ......................................... 1

      9.  Distribution Expenses ....................................... 1

     10. Undertakings ................................................. 1

     11. Auditor's Consent ............................................ 1

     12. Signatures ................................................... 2



     Exhibits

         Reimbursement Agreements - Officers/Directors ............... 10 ii



















                                     - i -


1. a. Financial Statements - Statements and Schedules will be provided after audit is completed, prior to offering to the public.
b. Exhibits
       (3.i)    Articles of Incorporation
       (3.ii)   By-Laws
       (10.i)   Investment Advisory Contract
       (10.ii)  Reimbursement Agreements with Officers and/or Directors
       (99.1)   Opinion of Counsel Concerning Fund Securities
   All exhibits are incorporated by reference to post-effective amendment no. 25 of the Securities Act of 1933 except exhibit (10.ii) which is attached. In addition the Fund's Code of Ethics pertainent to Rule 17j-1 is also presented as an exhibit to better inform the investing community of our ethics policies regarding Fund securities.

2. Control Persons - Not applicable

3. Number of Shareholders - There will be 1 shareholder as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers & controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Investment Advisor Activity Crawshaw Capital Management, LLC currently performs on its Investment Advisory Contracts with the Polaris Fund and its individual clients of Crawshaw Capital Management, LLC.

6. Principal Underwriter - The Investment Adviser acts as the Fund underwriter.

7. Location of Accounts & Records - All fund records are to be held at corporate headquarters 444 W. Ocean Blvd, #1404, Long Beach, CA 90802 - with the exception of security certificates that will be in a safe deposit box at the Farmers & Merchants Bank in Long Beach, CA.

8. Not applicable.

9. Distribution Expenses - The fund currently bears no distribution expenses.

10. Not applicable.

11. Auditor's Consent - Audit will take place prior to offering to the public.



                                      -1-













     SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, THE POLARIS FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Beach and State of California, on the xx day of xxxxxxx, 2004.


                                                  THE POLARIS FUND, INC.


                                              /s/ Marcus B. Crawshaw,
                                                  President




Signatures                           Title                            Date


/s/ Marcus B.Crawshaw   President and Director              	 XX/XX/04

/s/ Jason C. Crawshaw   Treasurer and Director                   XX/XX/04

/s/ Adam W. Crawshaw    Secretary and Director                   XX/XX/04

/s/ Bill Butier		Director                                 XX/XX/04

/s/ Albert Lau 	        Director                                 XX/XX/04

/s/ Nick Pantuso        Director                                 XX/XX/04

/s/ Phil Mancini Sr.    Director                                 XX/XX/04

/s/ Dennis Lane	        Director                                 XX/XX/04

/s/ Lou Mardesich      	Director                                 XX/XX/04

/s/ John Russell	Director				 XX/XX/04


                                      -2-